Inventories - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Inventories [Abstract]
Finished products	R$ 3,515,022	R$ 1,253,145
Raw materials and packaging	1,030,020	253,063
Promotional material	211,372	82,228
Work in progress	34,690	27,346
Provision for losses	(309,757)	(185,232)	R$ (188,366)	R$ (178,268)
Current Inventories	R$ 4,481,347	R$ 1,430,550